Note 18 - Capital Management (Details Textual) - USD ($) $ in Thousands		1 Months Ended	4 Months Ended	5 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Jul. 31, 2018	Feb. 28, 2019	Dec. 31, 2016	Nov. 03, 2016	Dec. 31, 2018	Dec. 31, 2017	Nov. 30, 2018	Jul. 25, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Proceeds from issuing shares				$ 1,580		$ 170,871
Total cash and cash equivalents	$ 177,873			$ 34,181	$ 17,173	$ 177,873	$ 33,207			$ 30,602
Private investors [member]
Statement Line Items [Line Items]
Proceeds from issuing shares		$ 57,000
ADS [member]
Statement Line Items [Line Items]
Proceeds from issuing shares		$ 110,800
Repurchase program, share authorized								1,500,000
Number of share repurcahsed	728,912		1,500,000
Purchase of treasury shares	$ 4,900		$ 10,700
Purchase of treasury shares, Net			$ 10,600